Fixed Assets - Summary of Fixed Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 81,577	$ 108,012	$ 103,493
Less: Accumulated depreciation and amortization	(70,194)	(90,823)	(82,831)
Fixed assets, net	11,383	17,189	20,662
Leasehold improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	48,996	49,718	48,265
Furniture and fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	8,107	8,606	8,189
Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	15,897	35,293	33,501
Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 8,577	$ 14,395	$ 13,538